DISPOSAL OF SUBSIDIARY (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended
	Jun. 05, 2025	Jul. 31, 2025	Jun. 30, 2025
Gain on disposal of sy culture			$ 87,332
SY Culture [Member]
Cash consideration	$ 550,000
Purchase cash price			$ 500,000
Disposal of subsidiary remaining amount		$ 50,000